Income Tax - Summary of Current and Deferred Tax Expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Current income taxes	€ 3,629.6	€ 4,535.0	€ 0.0
Deferred taxes	(109.9)	218.9	(161.0)
Income taxes	€ 3,519.7	€ 4,753.9	€ (161.0)